Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

13. Borrowings

Borrowings consist of the following:

	As of December 31,
	2023	2024
Short-term borrowings:
Convertible debt(1)	6,031,566	—
Unsecured borrowing(2)	688,231	—
Secured borrowing(3)	155,602	181,102
Credit guaranteed borrowing(4)	100,000	100,000
Total short-term borrowings(5)	6,975,399	281,102

	As of December 31,
	2023	2024
Long-term borrowings:
Secured borrowing(3)	1,647,070	1,896,701
Credit guaranteed borrowing(4)	100,000	—
Convertible debt(1)	—	6,254,897
Total long-term borrowings	1,747,070	8,151,598
Total borrowings	8,722,469	8,432,700
(1)	In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500 through a private placement. The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semi-annually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 American depositary shares (the “ADSs”) per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADS) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion price of US$28.34 per ADS, or US$14.17 per Class A ordinary share (the latter represents the effective cost per Class A Ordinary Share), represents a discount of approximately 26.56% to the maximum Public Offer Price of HK$150.00 per Class A Ordinary Share. The initial conversion rate may be adjusted in certain circumstances, including but not limited to when the Company effects a share split or share combination. As of December 31, 2024, no adjustment had been made to the initial conversion rate.

Holders of the convertible debt have the rights to require the Company to repurchase all or a portion for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest. As of December 31, 2024, none were surrendered for repurchase pursuant to holders’ put right and US$862,500 aggregate principal amount of the convertible debt remain outstanding and continue to be subject to the existing terms of the convertible debt.

13. Borrowings (Continued)

The Company accounted for the convertible debt as a single instrument measured at its amortized cost as borrowings on the consolidated balance sheets. The convertible debt was classified as short-term or long-term borrowing based on the length of time between the reporting date and date of early redemption right by the holders. The issuance costs were recorded as an adjustment to the borrowings and are amortized as interest expense using the effective interest method with an effective interest rate of 0.55% per annum over the contractual life to the maturity date (i.e., May 1, 2028). For the years ended December 31, 2022, 2023 and 2024, the convertible debt related interest expense was RMB31,076, RMB32,657 and RMB33,451, respectively. As of December 31, 2023 and 2024, the principal amount of the convertible debt was RMB6,108,829 and RMB6,316,519, and the unamortized debt issuance cost was RMB77,263 and RMB61,622, respectively.

(2)	In November 2023, the Group issued RMB700,000 bonds in Mainland China. The bond has a term maturity of one year and bears coupon rate of 2.50% per annum. As of December 31, 2024, the bond was fully repaid.
(3)	As of December 31, 2023, the Group obtained secured borrowing from certain banks with a total principal of RMB1,802,672. The annual interest rate of these borrowings ranged from approximately 5-year LPR minus 0.80% to 5-year LPR minus 0.60%. The maturity dates ranged from March 25, 2025 to June 21, 2034. The borrowings are denominated in RMB.

As of December 31, 2024, the Group obtained secured borrowing from certain banks with a total principal of RMB2,077,803. The annual interest rate of these borrowings is approximately 5–year LPR minus 0.80%. The borrowings are repayable in installment according to the agreement, with the last maturity date at June 21, 2034. The borrowings are denominated in RMB.

The borrowings are pledged by certain manufacturing facilities and land use rights of the Group as of December 31, 2023 and 2024. The borrowings contain covenants which includes limitations on certain asset sales, requirements to maintain current assets and maintain financial assets on the specific account. The Group is in compliance with all of the loan covenants as of December 31, 2024.

(4)	As of December 31, 2023, the Group obtained credit guaranteed borrowing from one bank with a total principal of RMB200,000. The annual interest rate of this borrowing was approximately 1-year LPR minus 0.75%. The maturity date was July 26, 2025. The borrowing is denominated in RMB. Borrowings of RMB100,000 was repaid in 2024.

As of December 31, 2024, the Group obtained credit guaranteed borrowing from one bank with a total principal of RMB100,000. The annual interest rate of this borrowing was approximately 1-year LPR minus 1.01%. The maturity date was July 26, 2025. The borrowing is denominated in RMB.

The borrowings are guaranteed by a subsidiary of the Group as of December 31, 2023 and 2024. No credit guaranteed borrowing as of December 31, 2023 and 2024 contain covenants.

(5)	As of December 31, 2023 and 2024, the weighted average interest rate on short-term borrowings excluding convertible debt was 2.69% and 2.64%.

13. Borrowings (Continued)

The following table summarizes the aggregate repayment schedule of the Group’s borrowings, excluding convertible debt:

For the
Year Ending
December 31,
2025	281,102
2026	213,200
2027	214,830
2028	251,037
2029	286,259
Thereafter	931,375